+
6As filed with the Securities and Exchange Commission on November 29, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: April 17, 2018 – September 30, 2018

ITEM 1. REPORT TO STOCKHOLDERS.

SEMPER U.S. TREASURY MONEY MARKET FUND

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2018

(UNAUDITED)

SEMPER U.S. TREASURY MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018

Principal	Security Description	Rate	Maturity	Value
U.S. Government & Agency Obligations - 64.4%
U.S. Treasury Securities - 64.4%
$5,000,000	U.S. Treasury Note	0.75%	10/31/18	$4,994,438
25,000,000	U.S. Treasury Note	1.38	11/30/18	24,982,228
34,000,000	U.S. Treasury Note	1.00	11/30/18	33,955,191
20,000,000	U.S. Treasury Note	1.50	12/31/18	19,984,624
				83,916,481
Total U.S. Government & Agency Obligations (Cost $83,916,481)				83,916,481
Repurchase Agreement - 24.6%
32,100,000	Curvature Securities Repurchase Agreement (Repurchase value $32,106,206, collateralized by U.S. Treasury Note, 1.375%, 2/28/19 with a value of $32,084,750)
	(Cost $32,100,000)	2.32	10/01/18	32,100,000

Shares	Security Description	Value
Money Market Fund - 0.1%
164,052	BlackRock Liquidity Funds T-Fund, 2.00% (a)
	(Cost $164,052)	164,052
Investments, at value - 89.1% (Cost $116,180,533)		$116,180,533
Other Assets & Liabilities, Net - 10.9%		14,255,757
Net Assets - 100.0%		$130,436,290

(a)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	116,180,533
Level 3 - Significant Unobservable Inputs	–
Total	$116,180,533

The Level 2 value displayed in this table includes U.S. Treasury Securities, a Repurchase Agreement and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each instrument type.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2018.

PORTFOLIO HOLDINGS
% of Total Investments
U.S. Government & Agency Obligations	72.2%
Repurchase Agreement	27.6%
Money Market Fund	0.2%
100.0%

See Notes to Financial Statements.

SEMPER U.S. TREASURY MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2018

ASSETS
Investments, at value (Cost $84,080,533)	$84,080,533
Repurchase agreement, at value (Cost $32,100,000)	32,100,000
Total Investments, at value (Cost $116,180,533)	116,180,533
Cash	14,052,500
Receivables:
Dividends and interest	327,697
Prepaid expenses	649
Deferred offering costs	24,079
Total Assets	130,585,458

LIABILITIES
Payables:
Distributions payable	93,183
Accrued Liabilities:
Investment advisor fees	13,263
Trustees’ fees and expenses	162
Fund services fees	13,534
Other expenses	29,026
Total Liabilities	149,168

NET ASSETS	$130,436,290

COMPONENTS OF NET ASSETS
Paid-in capital	$130,436,290
Distributions in excess of net investment income	(147,067)
Accumulated net realized gain	147,067
NET ASSETS	$130,436,290

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	130,436,290

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$1.00

See Notes to Financial Statements.

SEMPER U.S. TREASURY MONEY MARKET FUND

STATEMENT OF OPERATIONS

PERIOD ENDED SEPTEMBER 30, 2018*

INVESTMENT INCOME
Dividend income	$7,347
Interest income	935,819
Total Investment Income	943,166

EXPENSES
Investment advisor fees	203,924
Fund services fees	85,296
Custodian fees	5,164
Registration fees	14,282
Professional fees	14,823
Trustees' fees and expenses	2,566
Offering costs	24,159
Other expenses	12,451
Total Expenses	362,665
Fees waived	(209,724)
Net Expenses	152,941

NET INVESTMENT INCOME	790,225

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	147,067
NET REALIZED AND UNREALIZED GAIN	147,067
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$937,292

*	Commencement of operations was April 17, 2018.

See Notes to Financial Statements.

SEMPER U.S. TREASURY MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

April 17, 2018* through September 30, 2018
OPERATIONS
Net investment income	$790,225
Net realized gain	147,067
Increase in Net Assets Resulting from Operations	937,292

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(937,292)
Total Distributions to Shareholders	(937,292)

CAPITAL SHARE TRANSACTIONS
Sale of shares	151,000,011
Reinvestment of distributions	583,222
Redemption of shares	(21,146,943)
Increase in Net Assets from Capital Share Transactions	130,436,290
Increase in Net Assets	130,436,290

NET ASSETS
Beginning of Period	–
End of Period (Including line (a))	$130,436,290
SHARE TRANSACTIONS
Sale of shares	151,000,011
Reinvestment of distributions	583,222
Redemption of shares	(21,146,943)
Increase in Shares	130,436,290

(a) Distributions in excess of net investment income	$(147,067)

*	Commencement of operations.

See Notes to Financial Statements.

SEMPER U.S. TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.

	April 17, 2018 (a) Through September 30, 2018

NET ASSET VALUE, Beginning of Period	$1.00
INVESTMENT OPERATIONS
Net investment income (b)	0.01
Net realized gain	–
Total from Investment Operations	0.01

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.01)
Total Distributions to Shareholders	(0.01)

NET ASSET VALUE, End of Period	$1.00
TOTAL RETURN	0.84	%(c)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$130,436
Ratios to Average Net Assets:
Net investment income	1.55	%(d)
Net expenses	0.30	%(d)
Gross expenses (e)	0.71	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

SEMPER U.S. TREASURY MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2018

Note 1. Organization

The Semper U.S. Treasury Money Market Fund (the “Fund”) is a portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on April 17, 2018 and seeks to provide current income while maintaining liquidity and a stable share price of $1.00.

Note 2. Summary of Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – The Fund uses the amortized cost method to value its portfolios of securities provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based Net Asset Value per share of the Fund (“NAV”).

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are not readily available or (2) the Advisor, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the Advisor to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value ("NAV") than a NAV determined by using market quotes.

GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical assets and liabilities.

Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

SEMPER U.S. TREASURY MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2018

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The aggregate value by input level, as of September 30, 2018, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income recorded on the ex-dividend date.

Repurchase Agreements – A repurchase agreement is an agreement under which a fund acquires a debt security (generally a security issued by the U.S. government or an agency thereof, a banker’s acceptance, or a certificate of deposit) from a bank, a broker, or a dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed-upon interest rate effective for the period the instrument is held by a fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and be held by a custodian bank until repurchased. In addition, the investment advisor will monitor a fund’s repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a fund. The aggregate amount of any such agreements is not limited, except to the extent required by law.

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within its control, and therefore the realization by the fund on such collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

The Fund may enter into offsetting repurchase agreements with the same counterparty and with the same underlying U.S. Treasury security as collateral. The Fund may, from time to time, engage in the practice of collateral substitution, whereby the original collateral may be substituted with other collateral. Substituted collateral will consist of U.S. Treasury securities that mature either on the same date as the original U.S. Treasury security, or within 16 calendar days earlier or later than the maturity date of the original security. The Fund will collect a fee from the counterparty in connection with the substitution of collateral. The practice of collateral substitution is intended to enhance yield through fees generated in connection with such substitution. As of September 30, 2018, the Fund had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in the Fund’s Schedule of Investments and the value of these investments is also presented in the Statement of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of September 30, 2018.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared daily and paid monthly. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund will file a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of September 30, 2018, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

SEMPER U.S. TREASURY MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2018

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Offering Costs – Offering costs for the Fund of $48,238 consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund. During the period ended September 30, 2018, the Fund expensed $24,159.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.

Note 3. Cash – Concentration in Uninsured Account

For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of September 30, 2018, Semper U.S. Treasury Money Market Fund had $13,802,500 at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.

Note 4. Fees and Expenses

Investment Advisor – Semper Capital Management, L.P. (the “Advisor”) is the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement, the Advisor receives an advisory fee, payable monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Advisor compensates the Distributor directly for its services. The Distributor is not affiliated with the Advisor or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 5. Fees Waived

The Advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.30%, through July 31, 2019. Other fund service providers have voluntarily agreed to waive a portion of their fees. Voluntary fee waivers may be reduced or eliminated at any time. For the period ended September 30, 2018, fees waived and expenses reimbursed were as follows:

SEMPER U.S. TREASURY MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2018

Investment Advisor Fees Waived	Other Waivers	Total Fees Waivedand Expenses Reimbursed
$192,187	$17,537	$209,724

The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of September 30, 2018, $192,187 is subject to recoupment by the Advisor for the Fund.

Note 6. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Management is currently evaluating the impact that ASU 2018-13 will have on the Fund's financial statements and related disclosures.

In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These changes will be effective November 5, 2018. Management is currently evaluating the impact that this release will have on the Fund's financial statements and related disclosures.

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Note 7. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.

SEMPER U.S. TREASURY MONEY MARKET FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2018

Investment Advisory Agreement Approval

At the March 26, 2018 Board meeting (the “March meeting”), the Board, including the Independent Trustees, met in person and considered the approval of a new investment advisory agreement between Semper Capital Management, L.P. (the “Advisor”) and the Trust as it relates to the services to be provided to the Fund, a new series of the Trust (the “Advisory Agreement”). In preparation for the March meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Advisor to a letter circulated on the Board's behalf concerning the Advisor’s personnel, operations, financial condition, performance, compensation and services to be provided to the Fund by the Advisor. During its deliberations, the Board received an oral presentation from the Advisor and discussed the materials with the Advisor, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the Trust's administrator, Atlantic Fund Services. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.

At the March meeting, the Board reviewed, among other matters, the topics discussed below:

Nature, Extent and Quality of Services

Based on written materials received and the presentation from personnel of the Advisor regarding the Advisor’s operations, the Board considered the quality of services proposed to be provided by the Advisor under the Advisory Agreement. The Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Advisor with principal responsibility for the Fund, and the investment philosophy and decision-making process of those professionals.

The Board considered also the adequacy of the Advisor’s resources. The Board noted the Advisor’s representations that the firm is financially stable and has the operational capability, staffing and experience to provide advisory services to the Fund. Based on the presentation and the materials provided by the Advisor in connection with the Board’s consideration of the approval of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Performance

Recognizing that the Fund is new and has no performance history, the Board did not consider the performance history of the Fund. Instead, the Board considered the performance achieved by the Advisor with regard to managing strategies for other registered investment companies. Based on the foregoing and other relevant factors, the Board concluded that the Advisor’s management of the Fund could benefit the Fund and its shareholders.

Compensation

The Board evaluated the Advisor’s proposed compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expenses of the Fund’s relevant Broadridge peer group. The Board noted that the Advisor’s actual advisory fee rate proposed for the Fund was lower than the median of the other funds in the Broadridge peer group. The Board also recognized that the Advisor proposed to waive fees or reimburse expenses to the extent necessary to keep the total expense ratio of the Fund at a competitive level. Based on the foregoing, the Board concluded that the Advisor’s advisory fee rate charged to the Fund appeared to be reasonable in light of the nature, extent and quality of services provided by the Advisor.

Cost of Services and Profitability

The Board considered information provided by the Advisor regarding the estimated costs of services and its estimated profitability with respect to the Fund. In this regard, the Board considered the Advisor’s resources devoted to the Fund, as well as the Advisor’s discussion of the aggregate costs and estimated profitability of its mutual fund activities. The Board recognized that profits to be realized by the Advisor would be a function of the future growth in assets of the Fund and concluded that the costs of services to be provided and profits to be realized by the Advisor were not a material factor in approving the Advisory Agreement, but that the Advisor’s estimated profits attributable to management of the Fund did not appear unreasonably high in light of the nature, extent and quality of the services to be provided by the Advisor.

SEMPER U.S. TREASURY MONEY MARKET FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2018

Economies of Scale

The Board considered whether the Fund would benefit from any economies of scale. In this respect, the Board noted the Advisor’s representation that the Fund could benefit from economies of scale as assets grow, but that the Advisor had determined that breakpoints were not appropriate at this time. Based on the foregoing information, the Board concluded that economies of scale were not a factor in approving the Advisory Agreement.

Other Benefits

The Board noted the Advisor’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits to be received by the Advisor from its relationship with the Fund were not a factor in approving the continuation of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Independent Legal Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (844) 798-4874 and on the Security and Exchange Commission (the "SEC") website at www.sec.gov. The Fund’s proxy voting record for the most recent period ended June 30 is available, without charge and upon request, by calling (844) 798-4874 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 17, 2018 (commencement of operations) through June 30, 2018.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

SEMPER U.S. TREASURY MONEY MARKET FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2018

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 17, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*

Actual	$1,000.00	$1,008.37	$1.37	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.56	$1.52	0.30%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by (365) to reflect the half-year period (except for the Fund's actual return information which reflects the 166-day period between April 17, 2018, the commencement of operations for the Fund through September 30, 2018).

FOR MORE INFORMATION

Investment Advisor

Semper Capital Management, L.P.

52 Vanderbilt Avenue, Suite 401

New York, NY 10017

Transfer Agent

Atlantic Fund Services, LLC

P.O. Box 588

Portland, ME 04112

www.atlanticfundservices.com

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

www.foreside.com

SEMPER U.S. TREASURY MONEY MARKET FUND

P.O. Box 588

Portland, ME 04112

(844) 798-4874

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

242-SAR-0918

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	11/26/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	11/26/18

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	11/26/18